Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Operating Segment

The table below provides a summary of the Company’s operating segment results For the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024
Net revenues:
Cheers APPs Internet Business	$65,497	$61,506
Traditional Media Business	5,496	9,549
Total consolidated net revenues	70,993	71,055
Operating expenses:
Cheers APPs Internet Business	(54,655)	(50,926)
Traditional Media Business	(4,585)	(7,906)
Total segment operating expenses	(59,240)	(58,832)
Operating income:
Cheers APPs Internet Business	10,842	10,580
Traditional Media Business	911	1,643
Total segment operating income	11,753	12,223
Unallocated item *	-	(584)
Total consolidated operating income	$11,753	$11,639

*	The unallocated item for the six months ended June 30, 2025 presents the share-based compensation for employees, which is not allocated to segments.